                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810


Form 13F File Number:  028-05753



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600



Signature, Place and Date of Signing:




/s/ Andrew J. Hajducky, III
-------------------------------
Andover, Massachusetts
August 11, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   10
                                        -------

Form 13F Information Table Value Total:  $360,482 (thousands)
                                        ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                     REPORTING MANAGER: CMG@Ventures II, LLC


                                                       ITEM 4:    ITEM 5:
                                                        FAIR      SHARES                                           ITEM 8:
                             ITEM 2:      ITEM 3:      MARKET       OR                ITEM 6:                  VOTING AUTHORITY
         ITEM 1:            TITLE OF      CUSIP        VALUE     PRINCIPAL    SH/   INVESTMENT   ITEM 7:    (A)       (B)      (C)
      NAME OF ISSUER         CLASS        NUMBER       (000)      AMOUNT      PRN   DISCRETION  MANAGERS    SOLE    SHARED    NONE

Amazon.com, Inc.               COM       023135106    2,830      77,948       SH       SOLE                 77,948
Critical Path, Inc.            COM       22674V100    6,714      115,132      SH       SOLE                 115,132
Hollywood Entertainment        COM       436141105    1,103      140,018      SH       SOLE                 140,018
  Corporation
Kana Communications,           COM       483600102    283,644    4,584,148    SH       SOLE                 4,584,148
  Inc.

Mothernature.com, Inc.         COM       61978K105    1,507      1,236,674    SH       SOLE                 1,236,674
PTEK Holdings, Inc.            COM       69366M104    53         16,438       SH       SOLE                 16,438
Tickets.com, Inc.              COM       88633M101    2,715      796,956      SH       SOLE                 796,956
Ventro Corporation             COM       163595101    51,249     2,715,157    SH       SOLE                 2,715,157
Vicinity Corporation           COM       925653107    6,561      334,337      SH       SOLE                 334,337
Yahoo! Inc.                    COM       984332106    4,106      33,147       SH       SOLE                 33,147
